                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                      FUND

                     [Pictures of People Working & Playing]

          From Our Family to Yours: The Intelligent Creation of Wealth


                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 2000

                                [HERITAGE LOGO]

                                                                 October 6, 2000

Dear Shareholders:

     I am pleased to provide you with the annual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 2000. The seven-day effective yield rose from a level of 2.64% on September 1, 1999 to 3.21% on February 29, 2000, increasing to 3.69% as of August 31, 2000. This continued rise was the direct result of attempts by Federal Reserve policymakers to slow down the economy and head off inflation, raising interest rates six times since mid 1999.

     At its recent meeting, the Fed noted that economic growth has moderated. In fact, many economists believe that growth has slowed to 3.5% or less, which is below the 4% target the Fed has used to justify its tightening policy. Since the index of leading economic indicators has not risen for the past five months, we believe that interest rate increases are not likely in the near term.

     Effective October 5, 2000, I have assumed the position of President of the Heritage Cash Trust -- Municipal Money Market Fund replacing Brian Lee. I have served as a member of the Heritage Board of Trustees since the inception of the Fund and look forward to communicating with you in the future.

     Thank you for your continuing investment in Heritage Cash
Trust -- Municipal Money Market Fund. Please call your financial advisor or Heritage at (800) 421-4184 if you have any questions.

                                           Sincerely,

                                           /s/ Richard K. Riess
                                           -----------------------------------
                                               Richard K. Riess
                                               President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES--99.3%(a)(b)

ALABAMA--3.4%
$   3,800,000 Decatur Industrial Development
               Board 4.30%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 97, AMT, 09/07/00
               LOC: Chase Manhatten Bank......  $  3,800,000
   8,000,000  Decatur Industrial Development
               Board, 4.30%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 98, AMT, 09/07/00
               LOC: Chase Manhatten Bank......     8,000,000
  11,000,000  Decatur Industrial Development
               Board, 4.30%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 99, AMT, 09/07/00
               LOC: Chase Manhatten Bank......    11,000,000
   1,100,000  Stevenson, 4.45%(c)
               Industrial Development Revenue
               Bond
               Mead Corporation Project,
               Series 99A, AMT, 09/01/00
               LOC: Bank of Austria...........     1,100,000
   2,000,000  Tuscaloosa County Industrial
               Development Authority, 4.25%(c)
               Pollution Control Revenue Bond
               Tuscaloosa Steel Corporation
               Project,
               Series 95, AMT, 09/07/00
               LOC: Bayerische Landesbank.....     2,000,000
                                                ------------
                                                  25,900,000
                                                ------------
ALASKA--0.3%
   2,100,000  Alaska Housing Finance
               Corporation, 4.00%
               State Capital Project, Series
               99B-1, MBIA, 12/01/00..........     2,100,000
                                                ------------

ARIZONA--2.4%
  18,700,000  Phoenix Civic Improvement
               Authority, 4.25%(c)
               Sub Excise Tax,
               Series 95, AMT, 09/07/00
               LOC: Landesbank Hessen-
               Theuringen.....................    18,700,000
                                                ------------
ARKANSAS--3.2%
  15,000,000  Arkansas Development Finance
               Authority, 4.40%(c)
               Industrial Development Revenue
               Bond
               Ensco Project,
               Series 00, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...    15,000,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
  10,000,000  Union County, 4.30%(c)
               Pollution Control Revenue Bond
               Del-Tin Fiber Project,
               Series 97B, AMT, 09/07/00
               LOC: First National Bank of
               Chicago........................    10,000,000
                                                ------------
                                                  25,000,000
                                                ------------
CALIFORNIA--6.2%
  11,000,000  California Higher Education Loan
               Authority, 4.30%(c)
               Student Loan Revenue Bond
               Series 87A, 09/07/00
               LOC: National Westminister
               PLC............................    11,000,000
  14,000,000  California Higher Education Loan
               Authority, 4.30%(c)
               Student Loan Revenue Bond
               Series 92E-1, AMT, 09/07/00
               LOC: Student Loan Marketing
               Association....................    14,000,000
  10,000,000  California Higher Education Loan
               Authority, 4.70%(c)
               Student Loan Revenue Bond
               Series 95E-5, AMT, 06/27/01
               LOC: Student Loan Marketing
               Association....................    10,000,000
   8,000,000  Los Angeles County Schools,
               4.00%
               Pooled Financing Program
               Series 99B, 09/29/00...........     8,001,456
   5,000,000  Los Angeles Unified School
               District, GO, 6.00%
               Series 99B, 09/29/00...........     5,008,350
                                                ------------
                                                  48,009,806
                                                ------------
DELAWARE--3.1%
  16,500,000  Delaware Economic
               Development Authority, 4.30%(c)
               Pollution Control Revenue Bond
               Star Enterprises Project,
               Series 97A, AMT, 09/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................    16,500,000
   1,700,000  Delaware State Economic
               Development Authority, 4.30%(c)
               Pollution Control Revenue Bond
               Star Enterprises Project,
               Series 97C, AMT, 09/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     1,700,000
   6,000,000  Delaware State Economic
               Development Authority, 4.35%(c)
               Pollution Control Revenue Bond
               Star Enterprises Project,
               Series 97B, AMT, 09/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     6,000,000
                                                ------------
                                                  24,200,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
DISTRICT OF COLUMBIA--1.7%
$  13,000,000 District of Columbia Housing
               Finance Agency, 4.35%
               Single Family Mortgage Revenue
               Bond
               Series 00B, AMT, 03/21/01
               GIC: Trinity Funding...........  $ 13,000,000
                                                ------------
GEORGIA--3.9%
   8,850,000  Cobb County, 4.35%(c)
               Multi Family Housing Revenue
               Bond
               Walton Trails Apartments
               Project,
               Series 00, AMT, 09/07/00
               LOC: Federal Home Loan Mortgage
               Corporation....................     8,850,000
  13,600,000  Fulton County Housing Authority,
               4.30%(c)
               Multi Family Housing Revenue
               Bond
               Spring Creek Crossing,
               Series 94, 09/07/00
               LOC: Wachovia Bank and Trust...    13,600,000
   4,500,000  Rockmart Development Authority,
               4.35%(c)
               Industrial Development Revenue
               Bond
               C.W. Mathews Project,
               Series 00, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,500,000
   3,000,000  St. Mary's Georgia Development
               Authority, 4.25%(c)
               Pollution Control Revenue Bond
               Trigen-BioPower Inc. Project,
               Series 99, AMT, 09/07/00
               LOC: Toronto-Dominion Bank.....     3,000,000
                                                ------------
                                                  29,950,000
                                                ------------
IDAHO--2.2%
  17,000,000  Idaho Health Facilities
               Authority, 4.25%(c)
               Pooled Financing Program,
               Series 85, AMT, 09/07/00
               LOC: U.S. Bank N.A.............    17,000,000
                                                ------------
ILLINOIS--8.1%
   5,000,000  Chicago, 4.50%(c)
               Airport Revenue Bond
               Midway Airport Project,
               Series 99, AMT, 09/07/00
               LOC: Bank One, Indiana, N.A....     5,000,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   2,300,000  Chicago, 4.45%(c)
               Industrial Development Revenue
               Bond
               Eli's Chicago Inc.,
               Series 96, AMT, 09/07/00
               LOC: American National Bank of
               Chicago........................     2,300,000
   5,500,000  Chicago, 4.25%(c)
               Single Family Mortgage Revenue
               Bond
               Series 01B, AMT, 03/01/01
               GIC: Trinity Funding...........     5,500,000
   7,500,000  Chicago Gas Supply, 4.25%(c)
               Industrial Development Revenue
               Bond
               Peoples Gas, Light, and Coke,
               Series 00D, AMT, 09/07/00......     7,500,000
   7,315,000  Chicago Industrial Development
               Authority, 4.30%(c)
               Industrial Development Revenue
               Bond
               Evans Food Products Company,
               Series 98, AMT, 09/07/00
               LOC: LaSalle National Trust,
               N.A............................     7,315,000
  26,000,000  Illinois Development Finance
               Authority, 4.35%(c)
               Pollution Control Revenue Bond
               Public Service,
               Series 93C-1, 09/07/00.........    26,000,000
   4,800,000  Illinois Student Assistance
               Commission, 4.30%(c)
               Student Loan Revenue Bond
               Series 97A, AMT, 09/07/00
               LOC: First National Bank of
               Chicago........................     4,800,000
   4,320,000  Lake County, 4.45%(c)
               Pollution Control Revenue Bond
               Countryside Landfill Project,
               Series 96B, AMT, 09/07/00
               LOC: Morgan Guaranty Trust
               Company........................     4,320,000
                                                ------------
                                                  62,735,000
                                                ------------
INDIANA--2.0%
   2,140,000  Crawfordsville, 4.35%(c)
               Industrial Development Revenue
               Bond
               Precision Plastics of Indiana,
               Series 92, 09/07/00
               LOC: Northern Trust Company....     2,140,000
   1,000,000  Elkhart County, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               Crossroads Apartments Project,
               Series 98A, AMT, 09/07/00
               LOC: Federal Home Loan Bank....     1,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   2,950,000 Elkhart County, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               Johnson Street Apartment
               Project
               Series 98A, AMT, 09/07/00
               LOC: Federal Home Loan Bank....  $  2,950,000
   2,050,000  Elkhart County, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               West Plains Apartments Project,
               Series 98A, AMT, 09/07/00
               LOC: Federal Home Loan Bank....     2,050,000
   3,346,000  Indiana Housing Finance
               Authority, 4.35%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments,
               Series 97M-A, AMT, 09/07/00
               LOC: Federal Home Loan Bank....     3,346,000
   3,900,000  Portage, 4.30%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments Apartments
               Project,
               Series 95A, AMT, 09/07/00
               LOC: Federal Home Loan Bank....     3,900,000
                                                ------------
                                                  15,386,000
                                                ------------
KANSAS--0.5%
   3,600,000  Shawnee Industrial Revenue
               Authority, 4.30%(c)
               Industrial Development Revenue
               Bond
               Thrall Enterprises,
               Series 94, AMT, 09/07/00
               LOC: LaSalle National Trust,
               N.A............................     3,600,000
                                                ------------
KENTUCKY--1.0%
   8,000,000  Kentucky Housing Corporation,
               4.40%
               Housing Revenue Note
               Series 00D, AMT, 01/01/01
               GIC: Trinity Plus..............     8,000,000
                                                ------------
LOUISIANA--3.1%
   5,100,000  Calcasieu Parish Industrial
               Development Board, 4.30%(c)
               Industrial Development Revenue
               Bond
               Hydroserve Westlake Project,
               Series 99, AMT, 09/07/00
               LOC: Bank One, Arizona.........     5,100,000
   6,889,000  Calcasieu Parish Industrial
               Development Board, 4.30%(c)
               Pollution Control Revenue Bond
               W.P.T. Corporation,
               Series 97, 09/07/00
               LOC: Morgan Guaranty
               Trust Company..................     6,889,000


















PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   2,000,000  Lincoln Parish, 4.25%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 95, AMT, 09/07/00
               LOC: Deutsche Bank.............     2,000,000
  10,200,000  Lincoln Parish, 4.25%(c)
               Pollution Control Revenue Bond
               Willamette Industries Project,
               Series 96, AMT, 09/07/00
               LOC: Deutsche Bank.............    10,200,000
                                                ------------
                                                  24,189,000
                                                ------------

MARYLAND--1.6%
   5,000,000  Maryland Community Development
               Authority, 4.05%
               Single Family Mortgage Revenue
               Bond
               Series 99I, AMT, 12/14/00......     5,000,000
   7,100,000  Maryland Community Development
               Authority, 4.70%
               Single Family Mortgage Revenue
               Bond
               Series 99I, AMT, 06/14/01......     7,100,000
                                                ------------
                                                  12,100,000
                                                ------------

MICHIGAN--1.4%
   7,600,000  Michigan Strategic Fund,
               4.25%(c)
               Industrial Development Revenue
               Bond
               Grayling General Project,
               Series 90, AMT, 09/07/00
               LOC: Barclays Bank.............     7,600,000
   3,300,000  Michigan Strategic Fund,
               4.35%(c)
               Industrial Development Revenue
               Bond
               True Industries Warren Project,
               Series 00, AMT, 09/07/00
               LOC: Banc One Corporation......     3,300,000
                                                ------------
                                                  10,900,000
                                                ------------

MINNESOTA--0.6%
   4,700,000  Bloomington Housing Finance
               Authority, 4.30%(c)
               Multi Family Housing Revenue
               Bond
               Crow/Bloomington Apartments,
               Series 93, 09/07/00
               LOC: Credit Suisse First
               Boston.........................     4,700,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
MISSOURI--0.7%
$   5,100,000 Missouri Higher Education,
               4.30%(c)
               Student Loan Revenue Bond
               Series 90A, AMT, 09/07/00
               LOC: Bank of America...........  $  5,100,000
                                                ------------
NEVADA--0.6%
   4,350,000  Nevada Housing Division,
               4.40%(c)
               Hospital Revenue Bond
               Oakmont Project,
               Series 96, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     4,350,000
                                                ------------

NEW HAMPSHIRE--1.7%
   2,500,000  New Hampshire Housing
               Development Authority, 4.00%
               Single Family Mortgage Revenue
               Bond
               Series 99D, AMT, 12/01/00
               GIC: Transamerica..............     2,500,000
  10,985,000  New Hampshire Housing Finance
               Authority, 4.30%(c)
               Multi Family Housing Revenue
               Bond
               Pheasant Run Project,
               Series 95, AMT, 09/07/00
               LOC: General Electric Credit
               Corporation....................    10,985,000
                                                ------------
                                                  13,485,000
                                                ------------

NEW MEXICO--0.5%
   4,000,000  New Mexico Mortgage Finance
               Authority, 4.20%
               Single Family Mortgage Revenue
               Bond
               Series 00-1, AMT, 10/01/00
               GIC: Trinity Funding...........     4,000,000
                                                ------------

NORTH CAROLINA--1.7%
   2,700,000  Cleveland County, 4.40%(c)
               Curtiss-Wright Flight Systems
               Project, AMT, 09/07/00
               LOC: Bank of Nova Scotia.......     2,700,000
  10,360,000  North Carolina Educational
               Facilities Finance Agency,
               4.30%(c)
               Brevard College Corporation,
               Series 97, 09/07/00
               LOC: Wachovia Bank and Trust...    10,360,000
                                                ------------
                                                  13,060,000
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
NORTH DAKOTA--1.2%
   9,000,000  North Dakota Housing Finance
               Authority, 3.80%
               Single Family Mortgage Revenue
               Bond
               Series 99E, AMT, 09/29/00
               GIC: Bayerische Landesbank.....     8,999,986
                                                ------------
OHIO--5.2%
   7,350,000  Cleveland, 4.35%(c)
               Airport Revenue Bond
               Series 97D, AMT, 09/07/00
               LOC: Toronto Dominion Bank.....     7,350,000
  33,000,000  Ohio Housing Finance Authority,
               4.25%
               Single Family Mortgage Revenue
               Bond
               Series 00A-3, AMT, 03/01/01
               GIC: Hypo Vereins Bank.........    33,000,000
                                                ------------
                                                  40,350,000
                                                ------------
OKLAHOMA--1.2%
   2,000,000  Oklahoma Development Finance
               Authority, 4.35%(c)
               Industrial Development Revenue
               Bond
               Shawnee Funding Project, Series
               96, AMT, 09/07/00
               LOC: Bank of Nova Scotia.......     2,000,000
   7,500,000  Optima Municipal Authority,
               4.35%(c)
               Industrial Development Revenue
               Bond
               Seaboard Project,
               Series 94, AMT, 09/07/00
               LOC: Sun Trust Bank............     7,500,000
                                                ------------
                                                   9,500,000
                                                ------------
PENNSYLVANIA--7.2%
  14,200,000  Elk County, 4.25%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 92, AMT, 09/07/00
               LOC: Deutsche Bank.............    14,200,000
   4,000,000  Emmaus, GO, 4.25%(c)
               Series 89C-18, 09/07/00
               LOC: Bayerische Landesbank.....     4,000,000
   4,975,000  Emmaus, GO, 4.30%(c)
               Series 89A-9, 09/07/00
               LOC: Bayerische Hypo und
               Vereinsbank....................     4,975,000
  10,000,000  Emmaus, GO, 4.25%(c)
               Series 89F-16, 09/07/00
               LOC: Bayerische Landesbank.....    10,000,000
   5,000,000  Emmaus, GO, 4.25%(c)
               Series 89G-12, 09/07/00
               LOC: Bayerische Landesbank.....     5,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   3,800,000 Emmaus, GO, 4.25%(c)
               Series 89H-11, 09/07/00
               LOC: Canadian Imperial.........  $  3,800,000
   3,730,000  Montgomery County Higher
               Education, 4.35%(c)
               Series 96A, 09/07/00
               LOC: Dauphin Deposit Bank......     3,730,000
   5,300,000  Pennsylvania Higher Education,
               4.20%(c)
               University of Pennsylvania
               Series 94B, AMT, 09/07/00
               LOC: Bayerische Landesbank.....     5,300,000
   4,730,000  Pittsburgh Urban Development
               Authority, 4.70%
               Single Family Mortgage Revenue
               Bond
               Series 00C, AMT, 05/22/01......     4,730,000
                                                ------------
                                                  55,735,000
                                                ------------
RHODE ISLAND--1.6%
   4,400,000  Rhode Island Higher Education,
               4.40%(c)
               Student Loan Revenue Bond
               Series 95-1, AMT, 09/07/00
               LOC: State Street Bank.........     4,400,000
   5,000,000  Rhode Island Higher Education,
               4.40%(c)
               Student Loan Revenue Bond
               Series 96J-2, AMT, 09/07/00
               LOC: State Street Bank.........     5,000,000
   2,600,000  Rhode Island Higher Education,
               4.40%(c)
               Student Loan Revenue Bond
               Series 96-3, AMT, 09/07/00
               LOC: State Street Bank.........     2,600,000
                                                ------------
                                                  12,000,000
                                                ------------
SOUTH CAROLINA--1.1%
   4,000,000  South Carolina Jobs, 4.40%(c)
               Industrial Development Revenue
               Bond
               Elec City Printing Project,
               Series 2000, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,000,000
   4,200,000  South Carolina Economic
               Development Authority, 4.40%(c)
               Industrial Development Revenue
               Bond
               King Company Project,
               Series 99, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,200,000
                                                ------------
                                                   8,200,000
                                                ------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
SOUTH DAKOTA--0.1%
   1,000,000  Yankton, 4.35%(c)
               Industrial Development Revenue
               Bond
               Kolberg-Pioneer Project,
               Series 98, AMT, 09/07/00
               LOC: First National Bank of
               Chicago........................     1,000,000
                                                ------------
TENNESSEE--6.7%
  10,000,000  Education Funding of the South,
               4.35%(c)
               Student Funding Corporation,
               Series 87A-1, AMT, 09/07/00
               LOC: Bank of America...........    10,000,000
  10,600,000  Education Funding of the South,
               4.35%(c)
               Student Funding Corporation,
               Series 87A-2, AMT, 09/07/00
               LOC: Bank of America...........    10,600,000
  13,300,000  Education Funding of the South,
               4.35%(c)
               Student Funding Corporation,
               Series 87A-3, AMT, 09/07/00
               LOC: Bank of America...........    13,300,000
  18,150,000  Stewart County, 4.30%(c)
               Industrial Development Revenue
               Bond
               Standard Gypsum Project, Series
               99, AMT, 09/07/00
               LOC: Toronto-Dominion Bank.....    18,150,000
                                                ------------
                                                  52,050,000
                                                ------------
TEXAS--11.7%
   7,200,000  Austin, 4.35%(c)
               Airport System Revenue Notes
               Series 95A, AMT, 09/07/00
               LOC: Morgan Guaranty Trust
               Company........................     7,200,000
   8,400,000  Brazos Higher Education,
               4.35%(c)
               Student Loan Revenue Bond
               Series B1, AMT, 09/07/00
               LOC: Student Loan Marketing
               Association....................     8,400,000
  10,200,000  Brazos River, 4.25%(c)
               Pollution Control Revenue Bond
               Texas Utility Electric Project,
               Series 99B, AMT, 09/07/00
               LOC: Morgan Guaranty Trust
               Company........................    10,200,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   7,600,000 Calhoun County, 4.40%(c)
               Port Facility Formosa Plastics,
               Series 94, AMT, 09/07/00
               LOC: Bank of America...........  $  7,600,000
   4,600,000  Galveston, 4.45%(c)
               Industrial Development Revenue
               Bond
               Mitchell Project,
               Series 93A, AMT, 09/07/00
               LOC: Bank One Corporation......     4,600,000
   1,200,000  Gulf Coast Waste Disposal
               Authority, 4.45%(c)
               Pollution Control Revenue Bond
               Amoco Oil Company Project,
               Series 95, AMT, 09/01/00.......     1,200,000
   1,500,000  Gulf Coast Waste Disposal
               Authority, 4.45%(c)
               Pollution Control Revenue Bond
               Amoco Oil Company Project,
               Series 93, AMT, 09/07/00.......     1,500,000
  11,780,000  Houston, 7.00%
               Water & Sewer Revenue Bond
               Series 90, MBIA, 12/01/00......    12,099,292
   5,000,000  Midlothian, 4.45%(c)
               Pollution Control Revenue Bond
               Holnam Texas,
               Series 99, AMT, 09/07/00
               LOC: Bank One Corporation......     5,000,000
   4,500,000  North Texas Higher Education
               Authority, 4.30%(c)
               Student Loan Revenue Bond
               Series 93A, AMT, 09/07/00
               LOC: Student Loan Marketing
               Association....................     4,500,000
  15,000,000  North Texas Higher Education
               Authority, 4.25%(c)
               Student Loan Revenue Bond
               Series 00A, AMT, 09/07/00
               LOC: Bank of America...........    15,000,000
   5,400,000  Panhandle Plains, 4.35%(c)
               Student Loan Revenue Bond
               Series 97, AMT, 09/07/00
               LOC: Student Loan Marketing
               Association....................     5,400,000
   4,000,000  Port Arthur, 4.30%(c)
               Industrial Development Revenue
               Bond
               Air Products and Chemical
               Project,
               Series 00, AMT, 09/07/00
               LOC: Bayerische Hypo und
               Vereinsbank....................     4,000,000
   2,400,000  Trinity River, 4.30%(c)
               Pollution Control Revenue Bond
               Texas Utility Electric Project,
               Series 00A, AMT, 09/07/00
               LOC: Commerzbank A.G...........     2,400,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   1,000,000  Westside Calhoun, 4.45%(c)
               Industrial Development Revenue
               Bond
               British Petroleum Chemical
               Project,
               Series 96, AMT, 09/01/00.......     1,000,000
                                                ------------
                                                  90,099,292
                                                ------------
UTAH--1.3%
  10,400,000  Salt Lake County, 4.45%(c)
               Pollution Control Revenue Bond
               Kennecott Copper Corporation,
               Series 95A, AMT, 09/07/00......    10,400,000
                                                ------------

VIRGINIA--5.4%
   4,050,000  Amelia County, 4.35%(c)
               Pollution Control Revenue Bond
               Chambers Waste Systems, Inc.,
               Series 91, AMT, 09/07/00
               LOC: Morgan Guaranty Trust
               Company........................     4,050,000
   4,250,000  Fairfax County Development
               Authority, 4.35%(c)
               Industrial Development Revenue
               Bond
               Sandy Rock Project,
               Series 99, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,250,000
   1,125,000  King George County Industrial
               Development Authority, 4.45%(c)
               Electric Utility Bond
               Birchwood Power Project,
               Series 94B, AMT, 09/01/00
               LOC: Credit Suisse.............     1,125,000
   3,400,000  Norfolk Industrial Development
               Authority, 4.40%(c)
               Industrial Development Revenue
               Bond
               Norfolk Ship Repair Project,
               Series 00, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     3,400,000
   2,000,000  Richmond Redevelopment and
               Housing Authority, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-3, AMT, 09/07/00
               GIC: Bayerische Landesbank.....     2,000,000
   7,500,000  Richmond Redevelopment and
               Housing Authority, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-5, AMT, 09/07/00
               GIC: Bayerische Landesbank.....     7,500,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  10,660,000 Richmond Redevelopment and
               Housing Authority, 4.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-7, AMT, 09/07/00
               GIC: Bayerische Landesbank.....  $ 10,660,000
   4,000,000  Spotsylvania County, 4.35%(c)
               Industrial Development Revenue
               Bond
               Anthony Kane Project,
               Series 99, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,000,000
   4,630,000  Virginia Beach, 4.40%(c)
               Industrial Development Revenue
               Bond
               Architectural Graphics Project,
               Series 00, AMT, 09/07/00
               LOC: Wachovia Bank and Trust...     4,630,000
                                                ------------
                                                  41,615,000
                                                ------------
WASHINGTON--5.6%
   6,800,000  Port of Port Angeles, 4.45%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 91, AMT, 09/07/00
               LOC: Bank of Nova Scotia.......     6,800,000
   5,000,000  Port of Port Angeles, 4.45%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 92, AMT, 09/07/00
               LOC: Bank of Nova Scotia.......     5,000,000
   5,000,000  Port Seattle, 4.45%(c)
               Harbor Island Terminal 18
               Project,
               Series 97, AMT, 09/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     5,000,000
   5,400,000  Port of Vancouver, 4.35%(c)
               Industrial Development Revenue
               Bond
               United Grain Corporation,
               Series 92, AMT, 09/07/00
               LOC: Bank of America...........     5,400,000

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   2,065,000  Washington Development Finance
               Authority, 4.35%(c)
               Industrial Development Revenue
               Bond
               TRON Project,
               Series 97A, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     2,065,000
   2,415,000  Washington Economic Development
               Authority, 4.35%(c)
               Economic Development Revenue
               Bond
               Mercer Island Project,
               Series 97, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     2,415,000
   6,200,000  Washington Economic Development
               Authority, 4.35%(c)
               Industrial Development Revenue
               Bond
               Pacific Coast Shredding
               Project,
               Series 99D, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     6,200,000
   2,500,000  Washington Housing Finance
               Commission, 4.45%(c)
               Multi Family Housing Revenue
               Bond
               Mill Pointe Apartments Project,
               Series 99A, AMT, 09/01/00
               LOC: U.S. Bank, N.A............     2,500,000
   3,400,000  Washington Housing Finance
               Commission, 4.35%(c)
               Multi Family Housing Revenue
               Bond
               Cedar Landing Apartments
               Project,
               Series 98A, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     3,400,000
   4,485,000  Washington Housing Finance
               Commission, 4.35%(c)
               Multi Family Housing Revenue
               Bond
               Summerglen Project,
               Series 95, AMT, 09/07/00
               LOC: U.S. Bank, N.A............     4,485,000
                                                ------------
                                                  43,265,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       ------------
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
WISCONSIN--1.1%
$   3,000,000 Ashland, 4.30%(c)
               Industrial Development Revenue
               Bond
               ABC Rail Products Corporation,
               Series 98, AMT, 09/07/00
               LOC: LaSalle National Trust,
               N.A............................  $  3,000,000
   2,550,000  Janesville, 4.30%(c)
               Industrial Development Revenue
               Bond
               Freedom Plastics Inc. Project,
               Series 95, AMT, 09/07/00
               LOC: LaSalle National Trust,
               N.A............................     2,550,000
   2,600,000  Wisconsin Health & Education
               Facilities Authority, 4.25%(c)
               Health Facility Revenue Bond
               Wheaton Franciscan Services,
               Series 97, AMT, 09/07/00
               LOC: Toronto Dominion Bank.....     2,600,000
                                                ------------
                                                   8,150,000
                                                ------------
TOTAL INVESTMENTS
  (cost $766,829,084)(d), 99.3%(a)............   766,829,084
OTHER ASSETS AND LIABILITIES, net, 0.7%(a)....     5,511,348
                                                ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
772,405,923 shares outstanding), consisting of
paid-in-capital net of accumulated net
realized loss of $65,491, 100%................  $772,340,432
                                                ============

-----------------------------------------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Variable rate demand notes are securities that
     generally are payable on demand within seven calendar
     days. Put bonds are securities that can be put back to
     the issuer or remarketer at the option of the holder,
     either at a specified date, or within a specified time
     period known at the time of purchase. For these
     securities, dates shown represent the demand date or
     earliest put date. The interest rate shown represents
     the rate in effect at August 31, 2000.
(d)  The aggregate identified cost for federal income tax
     purposes is the same.

AMT    --   Securities subject to Alternative Minimum Tax
GIC    --   Credit enhancement provided by guaranteed
            investment contract with noted institution
GO     --   General Obligation
LOC    --   Credit enhancement provided by letter of credit
            issued by noted institution
MBIA   --   Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                      $ 29,869,633
Expenses (Notes 1 and 4):
  Management fee............................................   $  3,582,847
  Distribution fee..........................................      1,133,042
  Shareholder servicing fees................................        206,291
  State qualification expenses..............................        219,876
  Custodian/Fund accounting fees............................        120,462
  Professional fees.........................................         41,805
  Federal registration fees.................................         37,944
  Reports to shareholders...................................         26,298
  Trustees' fees and expenses...............................          8,870
  Insurance.................................................          8,338
  Other.....................................................          6,083
                                                               ------------
        Total expenses......................................                         5,391,856
                                                                                  ------------
Net investment income from operations.......................                      $ 24,477,777
                                                                                  ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEARS ENDED
                                                              ------------------------------------
                                                               AUGUST 31, 2000     AUGUST 31, 1999
                                                              -----------------    ---------------
Increase in net assets:
Operations:
  Net Investment income from operations.....................    $ 24,477,777        $ 15,188,007
Distributions to shareholders from net investment income
    ($0.032 and $0.026 per share, respectively).............     (24,476,892)        (15,188,007)
  Increase in net assets from Fund share transactions (Note
    2)......................................................     146,951,334          60,840,805
                                                                ------------        ------------
Increase in net assets......................................     146,952,219          60,840,805
Net assets, beginning of year...............................     625,388,213         564,547,408
                                                                ------------        ------------
Net assets, end of year.....................................    $772,340,432        $625,388,213
                                                                ============        ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------
                                                                2000        1999        1998        1997        1996
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR.........................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................................      0.032       0.026       0.030       0.030(a)    0.030
LESS DISTRIBUTIONS:
  Dividends from net investment income.....................     (0.032)     (0.026)     (0.030)     (0.030)     (0.030)
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR...............................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               =======     =======     =======     =======     =======
TOTAL RETURN(%)............................................       3.29        2.62        3.02        3.00        2.98
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net..................................       0.71        0.73        0.74        0.75(a)     0.77
  Net investment income....................................       3.24        2.58        2.98        2.96        2.94
  Net assets, end of year ($ millions).....................        772         625         565         419         326

---------------

(a) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratio excluding such item would have been .74%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fees, custodian fees, distribution fees, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the years ended August 31, 2000 and 1999 at a net asset value of $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED
                                                                       ------------------------------------
                                                                        AUGUST 31, 2000     AUGUST 31, 1999
                                                                       -----------------    ---------------
        Shares sold................................................      3,457,659,865       2,745,386,684
        Shares issued on reinvestment of distributions.............         23,901,055          14,881,842
        Shares redeemed............................................     (3,334,609,586)     (2,699,427,721)
                                                                        --------------      --------------
          Net increase.............................................        146,951,334          60,840,805
        Shares outstanding:
          Beginning of year........................................        625,454,589         564,613,784
                                                                        --------------      --------------
          End of year..............................................        772,405,923         625,454,589
                                                                        ==============      ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 2000, purchases, sales and maturities of short-term investment securities aggregated $1,565,674,738, $1,322,606,000 and $101,750,000, respectively.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of August 31, 2000 was $311,413. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 2000. No fees were waived and no expenses were reimbursed for the fiscal year ending August 31, 2000.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the fiscal year ending August 31, 2000, the subadviser earned $527,908 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $206,291 for Dividend Paying and Shareholder Servicing fees and $58,516 for Fund Accounting services, of which $36,500 and $10,000 was payable as of August 31, 2000, respectively.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2000 was $97,559. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 2000, the Fund has net tax basis capital loss carryforwards in the aggregate of $65,491. Capital loss carryforwards in the amount of $885 were utilized in the year ended August 31, 2000. Capital loss carryforwards in the amount of $16,939, $2,029 and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
October 6, 2000

--------------------------------------------------------------------------------

                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 2000, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

[HERITAGE LOGO]

Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733

Address Service Requested

HERITAGE FAMILY OF FUNDS (TM)

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


17M  8/00  [recycled logo]  Printed on recycled paper AR5371MU